Warrant Liability (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Stock Price	$ 13.72	$ 10.15	$ 8.55
Dividend Yield (per quarter per share)	$ 0.125	$ 0
Risk-free rate	0.33%	0.67%	0.78%
Expected Term (years)	1 year 2 months 19 days	1 year 11 months 19 days	2 years 11 months 19 days
Expected Volatility	35.00%	33.62%	44.69%